Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV—REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies(1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2016
Life insurance in force	$41,053,412	$9,300,738	$480,632	$32,233,306	1.5%

Premiums and contract charges:
Life insurance	$146,274	$18,584	$652	$128,342	0.5%
Accident and health insurance	17,471	1,223	—	16,248	—%

Total premiums and contract charges	$163,745	$19,807	$652	$144,590	0.5%

Year ended December 31, 2015
Life insurance in force	$40,103,353	$9,581,863	$511,360	$31,032,850	1.6%

Premiums and contract charges:
Life insurance	$142,994	$20,251	$741	$123,484	0.6%
Accident and health insurance	15,842	1,160	—	14,682	—%

Total premiums and contract charges	$158,836	$21,411	$741	$138,166	0.5%

Year ended December 31, 2014
Life insurance in force	$38,743,278	$9,927,519	$550,942	$29,366,701	1.9%

Premiums and contract charges:
Life insurance	$139,430	$22,352	$830	$117,908	0.7%
Accident and health insurance	16,009	1,401	—	14,608	—%

Total premiums and contract charges	$155,439	$23,753	$830	$132,516	0.6%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2016, 2015 or 2014.